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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30. 2002

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Matrix Asset Advisors
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

747 Third Avenue, 31st Floor, New York, NY 10017
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

David A. Katz, President                                            212-486-2004
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                  /s/ David Katz
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                              747 Third Avenue, 31st Floor
                                              New York, NY 10017
                                              August 12, 2002
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ____________

Form 13F Information Table Entry Total:  ____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                          Matrix Asset Advisors, Inc.
                                    FORM 13F
                                  June 30, 2002

                                                                                                                Voting Authority
                           Title                                                                            ------------------------
                            of                     Value     Shares/     Sh/    Put/      Invstmt  Other
Name of Issuer             Class         CUSIP     (x$1000)  Prn Amt     Prn    Call      Dscretn  Managers Sole    Shared None

AFLAC, Inc.                COM         001055102    1357         42400   SH               Sole                                 42400
AOL Time Warner            COM         00184a105     389         26464   SH               Sole                                 26464
Abbott Laboratories        COM         002824100   12076        320742   SH               Sole               59650            261092
Adaptec Inc.               COM         00651F108   10608       1344530   SH               Sole              264000           1080530
Advanced Micro Devices Inc COM         007903107   11150       1147100   SH               Sole              197400            949700
Agere Systems Inc - CL A   COM         00845v100      27         19149   SH               Sole                 678             18471
Agere Systems Inc - CL B   COM         00845v209     718        478430   SH               Sole               16692            461738
Allstate Corporation       COM         020002101    2342         63337   SH               Sole                                 63337
American Express Co.       COM         025816109   11081        305083   SH               Sole               27400            277683
American International
  Group I                  COM         026874107   20995        307710   SH               Sole                                307710
American Power Conversion  COM         029066107   13271       1050790   SH               Sole              156100            894690
Ametek, Inc.               COM         031100100     227          6100   SH               Sole                                  6100
Automatic Data Processing  COM         053015103     228          5233   SH               Sole                                  5233
BP PLC - ADR               COM         055622104     292          5774   SH               Sole                                  5774
Bank One Corporation       COM         06423a103     248          6437   SH               Sole                                  6437
Bank of America Corp.      COM         060505104   24512        348386   SH               Sole               29850            318536
Bank of New York           COM         064057102    4908        145422   SH               Sole                                145422
Bellsouth Corp.            COM         079860102     420         13343   SH               Sole                                 13343
Belvedere Resources, Ltd.  COM         080903107       3         10000   SH               Sole                                 10000
Berkshire Hathaway -
  Class B                  COM         084670207    1512           677   SH               Sole                                   677
Biomet                     COM         090613100     528         19485   SH               Sole                                 19485
Boston Scientific          COM         101137107   10433        355831   SH               Sole               81450            274381
Bristol-Myers              COM         110122108    4533        176366   SH               Sole               28500            147866
CVS Corp.                  COM         126650100   13740        449013   SH               Sole               78000            371013
Chubb Corp.                COM         171232101    2498         35287   SH               Sole                                 35287
Cisco Systems Inc          COM         17275R102     413         29586   SH               Sole                                 29586
Citigroup                  COM         172967101   37033        955701   SH               Sole               60350            895351
Claire's Stores            COM         179584107    9928        433552   SH               Sole               89500            344052
Coca Cola                  COM         191216100    1520         27140   SH               Sole                                 27140
Comerica Bank              COM         200340107   15878        258596   SH               Sole               31450            227146
Computer Sciences Corp.    COM         205363104   10886        227740   SH               Sole               33550            194190
Countrywide Credit Inds.
  Inc.                     COM         222372104     548         11350   SH               Sole                                 11350
Electronic Data Systems    COM         285661104   10386        279579   SH               Sole               46400            233179
Enviornmental Energy
  Service                  COM         29406q101       0         10000   SH               Sole                                 10000
Exxon Mobil Corporation    COM         30231g102    2303         56276   SH               Sole                                 56276
FedEx Corp                 COM         31428X106    4952         92730   SH               Sole               18600             74130
Federal Natl. Mortgage
  Assn.                    COM         313586109   12461        168963   SH               Sole                                168963
First Place Financial
  Corp.                    COM         33610t109     533         26775   SH               Sole                                 26775
Fleet Boston Financial
  Corp                     COM         339030108   17600        544063   SH               Sole               61650            482413

                          Matrix Asset Advisors, Inc.
                                    FORM 13F
                                  June 30, 2002

                                                                                                                Voting Authority
                           Title                                                                            ------------------------
                            of                     Value     Shares/     Sh/    Put/      Invstmt  Other
Name of Issuer             Class         CUSIP     (x$1000)  Prn Amt     Prn    Call      Dscretn  Managers Sole    Shared None

Freddie Mac                COM         313400301   10745        175573   SH               Sole               29600            145973
Gap Inc.                   COM         364760108   13201        929669   SH               Sole              154800            774869
General Dynamics           COM         369550108    1237         11634   SH               Sole                                 11634
General Electric Co.       COM         369604103    3864        133017   SH               Sole                                133017
Goldman Sachs Group, Inc.  COM         38141G104    1827         24905   SH               Sole                 800             24105
Guidant Corp.              COM         401698105   10256        339255   SH               Sole               67250            272005
Hartford Financial
  Services Gr              COM         416515104    1782         29965   SH               Sole                                 29965
Healthsouth Corp.          COM         421924101    4167        325795   SH               Sole               59900            265895
Hewlett-Packard Co.        COM         428236103   10366        678429   SH               Sole               66899            611530
Home Depot                 COM         437076102     455         12384   SH               Sole                                 12384
Household International    COM         441815107    2042         41095   SH               Sole                                 41095
Intel Corporation          COM         458140100    2074        113540   SH               Sole               49700             63840
International Business
  Machine                  COM         459200101     637          8850   SH               Sole                                  8850
Interpublic Group          COM         460690100    9834        397183   SH               Sole               82100            315083
J. P. Morgan Chase & Co.   COM         46625H100   25298        745807   SH               Sole               71200            674607
John Hancock Financial
  Service                  COM         41014s106     979         27815   SH               Sole                                 27815
Johnson & Johnson          COM         478160104    6456        123529   SH               Sole               22300            101229
Knight Trading Group Inc.  COM         499063105    5026        959225   SH               Sole               28550            930675
Kyocera Corp - Spons ADR   COM         501556203    7516        102125   SH               Sole               16550             85575
Leggett & Platt Inc.       COM         524660107    6098        260585   SH               Sole               47600            212985
Lehman Brothers            COM         524908100    1795         28710   SH               Sole                                 28710
Liberty Media Corp - A     COM         530718105    3194        319371   SH               Sole               69900            249471
Lucent Technologies        COM         549463107    3630       2186812   SH               Sole              432950           1753862
M&T Bank                   COM         55261F104     429          5000   SH               Sole                                  5000
MBNA Corp.                 COM         55262L100    2605         78785   SH               Sole                                 78785
MGIC Investment Corp.      COM         552848103     510          7525   SH               Sole                                  7525
Manpower Inc.              COM         56418H100    7712        209850   SH               Sole               32650            177200
Marketing Services Inc.    COM         570907105       8         12320   SH               Sole                                 12320
Merck & Co., Inc.          COM         589331107   12800        252773   SH               Sole               39350            213423
Merrill Lynch & Co.        COM         590188108   14756        364342   SH               Sole               46000            318342
MetLife Inc.               COM         59156r108    2813         97662   SH               Sole                                 97662
Microsoft Corporation      COM         594918104    1791         32741   SH               Sole                                 32741
Morgan Stanley             COM         617446448   22563        523747   SH               Sole               57400            466347
Motorola Inc               COM         620076109    5311        363996   SH               Sole               56500            307496
Nokia Corp.                COM         654902204    6245        431270   SH               Sole               67400            363870
Novellus Systems           COM         670008101   12752        375047   SH               Sole               59700            315347
Orbit International Corp   COM         685559304      99         21016   SH               Sole                                 21016
Orthodontix Inc.           COM         68750q101       9         38000   SH               Sole                                 38000
PNC Bank Corp              COM         693475105    4442         84965   SH               Sole                                 84965

                          Matrix Asset Advisors, Inc.
                                    FORM 13F
                                  June 30, 2002

                                                                                                                Voting Authority
                           Title                                                                            ------------------------
                            of                     Value     Shares/     Sh/    Put/      Invstmt  Other
Name of Issuer             Class         CUSIP     (x$1000)  Prn Amt     Prn    Call      Dscretn  Managers Sole    Shared None

Pfizer, Inc.               COM         717081103     570         16290   SH               Sole                                 16290
Pharmacia Corporation      COM         71713u102    7518        200758   SH               Sole               22205            178553
Pricesmart                 COM         741511109     310          8050   SH               Sole                                  8050
Royal Dutch Petr.          COM         780257804     210          3800   SH               Sole                                  3800
SBC Communications Corp.   COM         78387G103     333         10906   SH               Sole                                 10906
Sara Lee Corporation       COM         803111103     293         14200   SH               Sole                                 14200
Schering Plough            COM         806605101   11565        470123   SH               Sole               78500            391623
Schlumberger Ltd.          COM         806857108   13675        294096   SH               Sole               50500            243596
Sky Financial Group Inc.   COM         83080p103     414         19562   SH               Sole                                 19562
SouthTrust Corp.           COM         844730101     993         38025   SH               Sole                                 38025
Sun Microsystems Inc.      COM         866810104     141         28220   SH               Sole                                 28220
Suntrust Banks Inc.        COM         867914103    2712         40047   SH               Sole                                 40047
Symbol Technologies, Inc.  COM         871508107   13359       1571655   SH               Sole              251500           1320155
Target Corp                COM         87612e106     206          5410   SH               Sole                                  5410
Texas Instruments          COM         882508104     288         12150   SH               Sole                                 12150
UnitedHealth Group Inc.    COM         91324p102     235          2570   SH               Sole                                  2570
Veridien Corp              COM         923428106       1         60000   SH               Sole                                 60000
Verizon Communications     COM         92343v104    1533         38190   SH               Sole                                 38190
Vyrex Corp.                COM         92922E101       6         33000   SH               Sole                                 33000
Wachovia Corp.             COM         929903102   12664        331690   SH               Sole               26700            304990
Wal-Mart Stores, Inc.      COM         931142103    1002         18215   SH               Sole                                 18215
Walt Disney Company        COM         254687106    9813        519225   SH               Sole              103800            415425
Washington Mutual Inc.     COM         939322103    3013         81187   SH               Sole                                 81187
Wells Fargo Company        COM         949746101    9618        192125   SH               Sole                                192125
Wyeth                      COM         983024100     947         18500   SH               Sole                                 18500
Alt Health Care Systems                021452107       0         15000   SH               Sole                                 15000
Bradford & Bingley PLC                 G1288A101      49         10000   SH               Sole                                 10000
E-Kong Group Ltd.                      G2952Q109       1        250000   SH               Sole                                250000
FEOCII Subscription
  Agreement                            8324009         0        100000   SH               Sole                                100000
Gulf International
  Minerals (C                          402290100      16         50000   SH               Sole                                 50000
Prism Support Hldgs LLC                3030551         0        250000   SH               Sole                                250000
Oppenheimer Strategic
  Income F                             68380K102      71     19293.135   SH               Sole                             19293.135
Schwab S&P 500 Fund                    808509855     248      16128.17   SH               Sole                              16128.17
Vanguard Bond Index                    921937108    1455     143626.09   SH               Sole                             143626.09
REPORT SUMMARY             112 DATA RECORDS                   593124      0           OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.